Available-for-Sale Investments	12 Months Ended
Dec. 31, 2010
Available-for-Sale Investments [Abstract]
AVAILABLE-FOR-SALE INVESTMENTS
13.	AVAILABLE-FOR-SALE INVESTMENTS
(i)	Series C Preferred Shares in 51.com
On July 1, 2008, the Company entered into an agreement to purchase 18,508,208 redeemable convertible Series C Preferred Shares of 51.com (the “Series C Preferred Shares”) in exchange for the surrender of a promissory note of RMB34,312,761 (US$5,000,000) and cash consideration of RMB314,370,245 (US$45,809,524). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series C Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the deemed liquidation event did not qualify for derivative accounting because the underlying ordinary shares into which the Series C Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded its investment in the Series C Preferred Shares as an available-for-sale investment. Subsequent to initial recognition, the available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2009 and 2010, the Company recorded the investment in 51.com at a fair value of RMB400,933,182 and RMB374,838,369, respectively, with RMB48,673,628 decrease and RMB14,467,019 (US$2,191,972) decrease, respectively, in fair value of the investment debited, respectively, to other comprehensive loss. As at December 31, 2009 and 2010, the Company has accumulated unrealized holding gains of approximately RMB51,991,000 and RMB39,524,000 (US$5,988,000) recorded within accumulated other comprehensive income related to its investment in 51.com.
(ii)	Series A Preferred Shares in MET
On September 13, 2009, the Company entered into an agreement to purchase 5,000,000 redeemable convertible Series A Preferred Shares of MET (the “Series A Preferred Shares”) in exchange for cash consideration of 34,157,500 (US$5,000,000). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series A Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the liquidation preference did not qualify for derivative accounting because the underlying ordinary shares into which the Series A Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded the investment in the Series A Preferred Shares as an available-for-sale investment. Subsequent to initial recognition, the available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2009 and 2010, the Company recorded the investment in MET at a fair value of RMB50,033,452 and RMB 48,464,292 (US$7,343,075), with an appreciation of RMB15,909,113 and depreciation of RMB73,032 (US$11,065), respectively in fair value of the investment (credited) debited to other comprehensive loss for the years ended December 31, 2009 and 2010. As at December 31, 2009 and 2010, the Company has accumulated unrealized holding gains of approximately RMB 15,909,000 and RMB 15,836,000 (US$2,399,000) recorded within accumulated other comprehensive income related to its investment in MET.